CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	€ 5,907	€ 5,686	€ 5,237
Cost of sales	(5,305)	(5,148)	(4,682)
Gross profit	602	538	555
Selling and administrative expenses	(276)	(247)	(247)
Research and development expenses	(48)	(40)	(36)
Restructuring costs	(4)	(1)	(4)
Other gains / (losses) - net	(19)	154	70
Income from operations	255	404	338
Finance costs - net	(175)	(149)	(260)
Share of income / (loss) of joint-ventures	2	(33)	(29)
Income before income tax	82	222	49
Income tax expense	(18)	(32)	(80)
Net income / (loss)	64	190	(31)
Income attributable to:
Equity holders of Constellium	59	188	(31)
Non-controlling interests	5	2	0
Net income / (loss)	€ 64	€ 190	€ (31)
Earnings per share attributable to the equity holders of Constellium
Basic (in EUR per share)	€ 0.43	€ 1.40	€ (0.28)
Diluted (in EUR per share)	€ 0.41	€ 1.37	€ (0.28)